Net earnings per share (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Amount attributable to the Company's shareholders:
Income from continuing operations, net of tax	$ 75,974,299	471,390,134	420,447,426	570,864,921
(Loss) / income from discontinued operations, net of tax			121,966,207	(30,214,733)
Net income	$ 75,974,299	471,390,134	542,413,633	540,650,188
Denominator:
Weighted-average number of ordinary shares outstanding, basic (in shares)	247,943,431	247,943,431	243,958,465	239,119,233
Effect of dilutive share options (in shares)	4,995,976	4,995,976	3,754,433	3,376,427
Weighted-average number of ordinary shares outstanding, diluted (in shares)	252,939,407	252,939,407	247,712,898	242,495,660
Net earnings per ordinary share , basic
Continuing operations (in dollars per share)	$ 0.31	1.90	1.72	2.39
Discontinued operations (in dollars per share)			0.50	(0.13)
Total earnings per share, basic (in dollars per share)	$ 0.31	1.90	2.22	2.26
Net earnings per ordinary share, diluted
Continuing operations (in dollars per share)	$ 0.30	1.86	1.70	2.35
Discontinued operations (in dollars per share)			0.49	(0.12)
Total earnings per share, diluted (in dollars per share)	$ 0.30	1.86	2.19	2.23